Project Assets - Summary of Project Assets (Detail) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
Summary of Project Assets [Abstract]
Under development-Company as project owner		$ 72,405	$ 75,346
Under development-Company expected to be project owner upon the completion of construction	[1]	23,321	19,849
Total project assets		95,726	95,195
Current, net of impairment loss		35,355	73,930
Noncurrent		60,371	21,265
Total project assets		$ 95,726	$ 95,195

[1]	All of the projects costs under this category were recorded as project assets, noncurrent.